Bramshill Income Performance Fund
Schedule of Investments
December 31, 2023 (Unaudited)

Security	Rate	Maturity Date	Principal Amount	Value
Corporate Bonds — 31.6%
Aerospace/Defense — 1.2%
Boeing Co.	3.750%	2/1/2050	7,079,000	$5,524,816
RTX Corp.	3.030%	3/15/2052	5,061,000	3,511,108
Total Aerospace/Defense				9,035,924
Banks — 3.0%
Bank of America Corp. (a)	0.981%	9/25/2025	6,806,000	6,571,082
Wells Fargo & Co. (a)	2.406%	10/30/2025	15,880,000	15,452,950
Total Banks				22,024,032
Commercial Services — 0.8%
Neptune Bidco US, Inc. (b)	9.290%	4/15/2029	6,060,000	5,654,464
Total Commercial Services				5,654,464
Cruise Lines — 2.3%
NCL Corp. Ltd. (b)	8.375%	2/1/2028	15,778,000	16,729,366
Total Cruise Lines				16,729,366
E-Commerce/Products — 0.3%
Alibaba Group Holding Ltd.	3.150%	2/9/2051	3,349,000	2,207,995
Total E-Commerce/Products				2,207,995
Energy — 4.2%
Berkshire Hathaway Energy Co.	2.850%	5/15/2051	2,152,000	1,463,219
BP Capital Markets America, Inc.	3.001%	3/17/2052	2,224,000	1,568,032
BP Capital Markets PLC (a)(c)	4.875%	3/22/2030	28,316,000	27,002,860
Valero Energy Corp.	3.650%	12/1/2051	2,717,000	1,983,371
Total Energy				32,017,482
Financials — 6.8%
Barclays PLC (a)	3.330%	11/24/2042	1,767,000	1,311,565
Goldman Sachs Group, Inc. (a)	3.210%	4/22/2042	2,271,000	1,746,205
JPMorgan Chase & Co. (a)	3.220%	3/1/2025	27,960,000	27,849,135
Morgan Stanley (a)	3.620%	4/17/2025	10,081,000	10,022,684
Morgan Stanley (a)	2.484%	9/16/2036	4,862,000	3,865,291
Nasdaq, Inc.	3.250%	4/28/2050	5,064,000	3,588,415
UBS Group AG (a)(b)(c)	9.250%	11/13/2028	1,977,000	2,138,093
Total Financials				50,521,388

Bramshill Income Performance Fund
Schedule of Investments
December 31, 2023 (Unaudited)

Security	Rate	Maturity Date	Principal Amount	Value
Corporate Bonds (Continued)
Insurance — 0.9%
Arch Capital Group Ltd.	3.635%	6/30/2050	3,372,000	$2,589,581
Athene Holding Ltd.	3.950%	5/25/2051	5,232,000	3,956,831
Total Insurance				6,546,412
Manufacturing — 1.7%
3M Co. (d)	3.125%	9/19/2046	5,365,000	3,933,012
LYB International Finance III LLC	3.625%	4/1/2051	5,774,000	4,223,139
Micron Technology, Inc.	3.477%	11/1/2051	5,719,000	4,168,944
Total Manufacturing				12,325,095
Media — 0.9%
Charter Communications Operating LLC	3.500%	6/1/2041	4,347,000	3,085,544
Warnermedia Holdings, Inc.	3.428%	3/15/2024	3,977,000	3,956,314
Total Media				7,041,858
Pharmaceuticals — 0.5%
Biogen, Inc.	3.150%	5/1/2050	5,649,000	3,987,438
Total Pharmaceuticals				3,987,438
Pipelines — 2.7%
Enbridge, Inc.	2.150%	2/16/2024	3,813,000	3,796,027
Enbridge, Inc. (a)	8.500%	1/15/2084	2,139,000	2,280,614
Energy Transfer LP (3 mo. Term SOFR + 3.279%) (e)	8.656%	11/1/2066	9,174,000	7,668,898
Kinder Morgan, Inc.	3.250%	8/1/2050	4,139,000	2,790,195
Williams Cos., Inc.	3.500%	10/15/2051	5,068,000	3,718,919
Total Pipelines				20,254,653
Private Equity — 1.4%
Brookfield Finance, Inc.	6.350%	1/5/2034	9,464,000	10,097,815
Total Private Equity				10,097,815
Real Estate Investment Trust — 0.7%
American Tower Corp.	2.950%	1/15/2051	2,146,000	1,438,760
Simon Property Group LP	3.250%	9/13/2049	5,159,000	3,748,867
Total Real Estate Investment Trust				5,187,627
Retail — 0.4%
Starbucks Corp.	3.500%	11/15/2050	4,142,000	3,231,464
Total Retail				3,231,464

Bramshill Income Performance Fund
Schedule of Investments
December 31, 2023 (Unaudited)

Security	Rate	Maturity Date	Principal Amount	Value
Corporate Bonds (Continued)
Retail Trade — 0.5%
Macy's Retail Holdings LLC	4.300%	2/15/2043	4,909,000	$3,590,294
Total Retail Trade				3,590,294
Software & Services — 1.0%
Oracle Corp.	3.600%	4/1/2040	5,497,000	4,404,895
Oracle Corp.	3.850%	4/1/2060	4,138,000	3,020,042
Total Software & Services				7,424,937
Telecommunication Service — 0.5%
Verizon Communications, Inc.	2.875%	11/20/2050	5,065,000	3,456,179
Total Telecommunication Service				3,456,179
Utilities — 1.8%
American Electric Power Co., Inc.	3.250%	3/1/2050	2,680,000	1,918,876
Duke Energy Corp.	3.300%	6/15/2041	4,714,000	3,626,705
NextEra Energy Capital Holdings, Inc.	4.255%	9/1/2024	4,567,000	4,524,072
Pacific Gas and Electric Co.	3.500%	8/1/2050	4,759,000	3,307,308
Total Utilities				13,376,961
Total Corporate Bonds (Cost — $221,593,859)				234,711,384

Security			Shares	Value
Closed-End Funds — 10.6%
High Yield Bond — 1.7%
Allspring Income Opportunities			194,381	1,267,364
BlackRock Corporate High Yield Fund, Inc.			402,901	3,799,357
BlackRock Limited Duration Income Trust			62,279	870,660
First Trust High Income Long/Short Fund			69,071	835,068
Western Asset High Income Opportunity Fund, Inc.			853,771	3,295,556
Western Asset High Yield Defined Opportunity Fund Inc.			202,231	2,444,973
Total High Yield Bond				12,512,978
Muni National Long — 8.9%
BlackRock MuniHoldings Fund, Inc.			290,466	3,459,450
BlackRock MuniVest Fund, Inc.			401,528	2,858,879
BlackRock MuniYield Quality Fund III, Inc. (d)			604,363	7,034,785
Eaton Vance Municipal Bond Fund			626,309	6,344,510
Invesco Municipal Opportunity Trust			890,012	8,553,015
Invesco Municipal Trust			462,632	4,408,883
Invesco Trust for Investment Grade Municipals			475,160	4,699,332

Bramshill Income Performance Fund
Schedule of Investments
December 31, 2023 (Unaudited)

Security			Shares	Value
Closed-End Funds (Continued)
Muni National Long (Continued)
Nuveen AMT-Free Quality Municipal Income Fund			1,164,732	$12,812,053
Nuveen Quality Municipal Income Fund			1,399,852	16,028,306
Total Muni National Long				66,199,213
Total Closed-End Funds (Cost — $95,055,506)				78,712,191

Exchange Traded Funds — 9.4%
iShares 0-5 Year High Yield Corporate Bond ETF (d)			490,618	20,713,892
iShares Short Maturity Bond ETF (d)			570,303	28,811,708
JPMorgan Ultra-Short Income ETF			405,797	20,383,183
Total Exchange Traded Funds (Cost — $69,525,829)				69,908,783

Open-End Funds — 0.5%
Equable Shares Hedged Equity Fund, Class I			302,016	3,908,081
Total Open-End Funds (Cost — $3,685,990)				3,908,081

Security	Rate	Maturity Date	Shares/Units	Value
Preferred Stocks — 30.2%
Banks — 5.8%
Bank of America Corp. Depositary Shares (a)(f)	6.250%	9/5/2024	5,121	5,092,043
Bank of New York Mellon Corp. Depositary Shares (a)(f)	4.700%	9/20/2025	3,597	3,515,173
Citigroup, Inc. Depositary Shares (a)(f)	5.000%	9/12/2024	8,227	8,022,450
Citigroup, Inc. Depositary Shares (a)(f)	4.000%	12/10/2025	6,496	6,010,781
Citizens Financial Group, Inc. Depositary Shares (a)(f)	5.650%	10/6/2025	7,784	7,398,923
Regions Financial Corp. Depositary Shares (a)(f)	5.750%	6/15/2025	8,935	8,698,712
Wells Fargo & Co. Depositary Shares (a)(f)	5.900%	6/15/2024	3,846	3,812,440
Total Banks				42,550,522
Energy — 2.7%
Edison International Depositary Shares (a)(f)	5.375%	3/15/2026	21,133	20,040,399
Total Energy				20,040,399
Financials — 6.2%
Ally Financial, Inc. Depositary Shares (a)(d)(f)	4.700%	5/15/2026	5,565	4,188,032
Ally Financial, Inc. Depositary Shares (a)(f)	4.700%	5/15/2028	16,424	11,186,863
American Express Co. Depositary Shares (a)(f)	3.550%	9/15/2026	5,155	4,432,269
Charles Schwab Corp. (The) Depositary Shares (a)(f)	5.375%	6/1/2025	22,665	22,416,998
Virtus Convertible & Income Fund (f)	5.625%	1/17/2024	153,651	3,303,512

Bramshill Income Performance Fund
Schedule of Investments
December 31, 2023 (Unaudited)

Security	Rate	Maturity Date	Shares/Units	Value
Preferred Stocks (Continued)
Financials (Continued)
Virtus Convertible & Income Fund II (f)	5.500%	1/17/2024	7,743	$160,745
Total Financials				45,688,419
Insurance — 4.6%
Allstate Corp. Depositary Shares (f)	7.375%	7/15/2028	178,012	4,806,324
Lincoln National Corp. Depositary Shares (f)	9.000%	12/1/2027	396,458	10,819,339
Lincoln National Corp. Depositary Shares (a)(f)	9.250%	12/1/2027	12,513	13,695,954
Reinsurance Group of America, Inc. (a)(f)	7.125%	10/15/2052	200,625	5,232,300
Total Insurance				34,553,917
Investment Companies — 2.1%
Oaktree Capital Group LLC (f)	6.625%	2/1/2024	197,950	4,285,617
Oaktree Capital Group LLC (f)	6.550%	2/1/2024	464,808	9,886,465
Stifel Financial Corp. (f)	5.200%	10/15/2047	99,043	2,035,334
Total Investment Companies				16,207,416
Pipelines — 1.0%
Enbridge, Inc. (a)(f)	5.375%	3/1/2024	99,883	2,173,954
Enbridge, Inc. (a)(f)	5.858%	9/1/2027	72,064	1,370,657
Energy Transfer LP Depositary Shares (a)(f)	7.125%	5/15/2030	4,175	3,857,611
Total Pipelines				7,402,222
Real Estate Investment Trust — 3.1%
AGNC Investment Corp. Depositary Shares (a)(d)(f)	6.125%	4/15/2025	624,039	13,579,088
Annaly Capital Management, Inc. (a)(f)	6.750%	6/30/2024	396,416	9,628,945
Total Real Estate Investment Trust				23,208,033
Utilities — 4.7%
Brookfield Renewable Partners LP (f)	5.250%	3/31/2025	273,839	4,668,955
Entergy Louisiana LLC (f)	4.875%	9/1/2066	99,295	2,111,012
Sempra Energy Depositary Shares (a)(f)	4.875%	10/15/2025	29,113	28,558,170
Total Utilities				35,338,137
Total Preferred Stocks (Cost — $241,487,918)				224,989,065

Bramshill Income Performance Fund
Schedule of Investments
December 31, 2023 (Unaudited)

Security	Rate	Maturity Date	Shares/ Principal Amount	Value
Short-Term Investments — 18.2%
Money Market Funds — 1.7%
First American Government Obligations Fund - Class X - 5.29% (g)			12,332,140	$12,332,140
Total Money Market Funds (Cost — $12,332,140)				12,332,140
U.S. Treasury Bills — 16.5%
United States Treasury Bill (h)	5.408%	1/11/2024	$60,263,000	60,184,329
United States Treasury Bill (h)	5.407%	5/16/2024	12,956,100	12,707,926
United States Treasury Bill (h)	5.330%	6/6/2024	50,430,000	49,327,516
Total U.S. Treasury Bills (Cost — $122,160,694)				122,219,771

Total Short-Term Investments (Cost — $134,492,834)				134,551,911

Security			Shares	Value
Collateral for Securities on Loan — 1.8%
First American Government Obligations Fund - Class X - 5.29% (g)			12,967,808	12,967,808
Total Collateral for Securities on Loan (Cost — $12,967,808)				12,967,808

Total Investments — 102.3% (Cost — $778,809,744)				759,749,223
Liabilities in Excess of Other Assets — (2.3)%				(16,992,642)
Total Net Assets — 100.0%				$742,756,581

AMT Alternative Minimum Tax
LP Limited Partnership
PLC Public Limited Company
SOFR Secured Overnight Financing Rate

(a)	Fixed to floating rate security.
(b)
Security was purchased to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
At December 31, 2023, the value of these securities totaled $24,521,924 or 3.3% of net assets.

(c)	Perpetual maturity security. Date presented is the next call date as of December 31, 2023.
(d)	All or a portion of the security is on loan.
(e)	Variable rate security. Reference rate and spread are included in the description.
(f)	Callable at any dividend payment on or after date disclosed.
(g)	The rate reported is the annualized seven-day yield as of December 31, 2023.
(h)	Zero coupon security. Rate disclosed is the yield of the position.

SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Debt Securities:  Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 2 of the fair value hierarchy.

Registered Investment Companies:  Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities:  Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board. Short-term debt securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2023:

Bramshill Income Performance Fund

Description	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments
Corporate Bonds	$–	$234,711,384	$–	$234,711,384
Closed-End Funds	78,712,191	–	–	78,712,191
Exchange-Traded Funds	69,908,783	–	–	69,908,783
Open-End Funds	3,908,081	–	–	3,908,081
Preferred Stocks	71,888,294	153,100,771	–	224,989,065
Total Long-Term Investments	224,417,349	387,812,155	–	612,229,504
Short-Term Investment	12,332,140	122,219,771	–	134,551,911
Collateral for Securities on Loan	12,967,808	–	–	12,967,808
Total Investments	$249,717,297	$510,031,926	$–	$759,749,223

See Schedule of Investments for additional detailed categorizations.